Investment securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-For-Sale Securities [Member]
Schedule of Investments [Line Items]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 307.5	$ 296.8
Held-To-Maturity Securities [Member]
Schedule of Investments [Line Items]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 13.0	$ 13.0